LOSS PER CLASS A and CLASS B ORDINARY SHARE	12 Months Ended
Dec. 31, 2021
LOSS PER CLASS A and CLASS B ORDINARY SHARE
LOSS PER CLASS A and CLASS B ORDINARY SHARE

23   LOSS PER CLASS A and CLASS B ORDINARY SHARE

The computation of basic and diluted loss per share is as follows:

	Years ended December 31,
	2019	2020	2021

Net loss	(442,083)	(669,214)	(1,191,213)
Net loss attributable to non-controlling interests	—	—	1,403
Net loss attributable to redeemable non-controlling interests	—	2,807	2,592
Accretion to redemption value of redeemable non-controlling interests	—	(18,627)	(77,644)
Change in redemption value of redeemable preferred shares	(17,760)	—	—
Cumulative dividend on redeemable preferred shares	(40,344)	(52,709)	(49,073)
Net loss available to GDS Holdings Limited ordinary shareholders	(500,187)	(737,743)	(1,313,935)

Weighted average number of ordinary shares outstanding - basic and diluted	1,102,953,366	1,253,559,523	1,452,906,722

Loss per ordinary share - basic and diluted	(0.45)	(0.59)	(0.90)

The following table sets forth the computation of basic and diluted loss per Class A and Class B ordinary share:

	Years ended December 31,
	2019		2020		2021
	Class A	Class B	Class A	Class B	Class A	Class B
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	(469,535)	(30,652)	(697,965)	(39,778)	(1,252,810)	(61,125)
Weighted average number of ordinary shares outstanding - basic and diluted	1,035,363,030	67,590,336	1,185,969,187	67,590,336	1,385,316,386	67,590,336
Loss per ordinary share - basic and diluted	(0.45)	(0.45)	(0.59)	(0.59)	(0.90)	(0.90)

During the years ended December 31, 2019, 2020 and 2021, the Company issued 48,962,896, 32,592,288 and nil ordinary shares, respectively, to its share depository bank, which have been and will continue to be used to settle stock option and restricted share awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of loss per ordinary share. Any ordinary shares not used in the settlement of stock option and restricted share awards will be returned to the Company.

The following securities were excluded from the computation of diluted loss per share as inclusion would have been either the performance condition relating to the securities have not been satisfied or anti-dilutive. The share options and restricted shares below represented the maximum number of shares to be issued.

	Years ended December 31,
	2019	2020	2021

Share options/restricted shares	47,986,392	31,425,768	28,930,720
Convertible bonds payable	46,527,600	46,526,049	46,526,049
Total	94,513,992	77,951,817	75,456,769